UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2008

Date of reporting period:  May 31, 2007

Item 1. Schedule of Investments.

Schedule of Investments
The Appleton Group PLUS Fund		Ticker Symbol: APGLX
May 31, 2007 (Unaudited)

Exchange Traded Funds 91.02%	Shares	Market Value
DIAMONDS Trust, Series I	35,894	$4,891,993
iShares Dow Jones Select Dividend Index Fund	31,563	2,363,438
iShares Russell 2000 Growth Index Fund	34,948	3,024,750
iShares Russell 2000 Value Index Fund	35,794	3,016,718
PowerShares QQQ	101,544	4,814,201
SPDR Trust Series 1	23,629	3,622,798
Total Exchange Traded Funds (Cost $20,716,974)		21,733,898

Short-Term Investments 9.12%
Investment Company 1.78%
Fidelity Institutional Government Portfolio - Class I	425,175	425,175
Total Investment Company (Cost $425,175)		425,175

	Principal
	Amount
U.S. Government Agency Issue(a) 7.34%
Federal Home Loan Bank Discount Note, 0.00%, 6/01/07	$1,754,000	1,754,000
Total U.S. Government Agency Issue (Cost $1,754,000)		1,754,000

Total Short-Term Investments (Cost $2,179,175)		2,179,175

Total Investments 100.14%		23,913,073
(Cost $22,896,149)
Liabilities, less Other Assets (0.14)%		(33,974)
Net Assets 100.00%		$23,879,099

(a) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the
United States Treasury.

The cost basis of investments for federal income tax purposes at May 31, 2007 was as follows*:

Cost of investments	$ 22,896,149
Gross unrealized appreciation	1,023,861
Gross unrealized depreciation	(6,937)
Net unrealized appreciation	$ 1,016,924

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Snow Capital Opportunity Fund
Schedule of Investments
May 31, 2007 (Unaudited)

		Shares	Value
COMMON STOCKS 94.56%
Chemicals 2.59%
Agrium Inc. (b)		54,930	$2,121,946
EI Du Pont de Nemours & Co.		53,190	2,782,901
			4,904,847
Commercial Services & Supplies 1.10%
Tetra Tech, Inc. (a)		95,000	2,095,700

Communications Equipment 1.85%
Cisco Systems, Inc. (a)		47,770	1,285,969
Nokia Oyj - ADR		80,960	2,216,685
			3,502,654

Diversified Financial Services 5.07%
Asset Acceptance Capital Corp.		132,200	2,538,240
Bank of America Corp.		67,620	3,429,010
JPMorgan Chase & Co.		70,490	3,653,497
			9,620,747

Electronic Equipment & Instruments 4.40%
Agilent Technologies, Inc. (a)		88,000	3,358,960
Avnet, Inc. (a)		52,500	2,249,100
Echelon Corp. (a)		157,035	2,738,690
			8,346,750

Energy Equipment & Services 3.50%
BJ Services Co.		107,580	3,155,321
Patterson-UTI Energy, Inc.		131,660	3,478,457
			6,633,778

Health Care Equipment & Supplies 2.83%
Biomet, Inc.		60,410	2,635,084
St. Jude Medical, Inc. (a)		63,850	2,725,757
			5,360,841

Health Care Providers & Services 6.67%
Coventry Health Care, Inc. (a)		27,250	1,626,008
Health Management Associates, Inc. - Class A		320,020	3,520,220
Health Net Inc. (a)		83,840	4,785,587
RehabCare Group, Inc. (a)		171,900	2,712,582
			12,644,397

Industrial Conglomerates 4.58%
General Electric Co.		231,280	8,691,502

Insurance 19.84%
American International Group, Inc.		118,010	8,536,844
Aspen Insurance Holdings Ltd. (b)		141,200	3,829,344
Axis Capital Holdings Ltd. (b)		92,310	3,652,707
Endurance Specialty Holdings Ltd. (b)		95,000	3,783,850
IPC Holdings, Ltd. (b)		97,292	3,035,510
The Travelers Companies, Inc.		61,830	3,349,331
Unum Group		232,360	6,166,834
XL Capital Ltd. - Class A (b)		64,800	5,285,088
			37,639,508

Leisure Equipment & Products 2.83%
Brunswick Corp.		61,510	2,117,789
Nautilus, Inc.		252,700	3,254,776
			5,372,565

Machinery 4.80%
Deere & Co.		36,150	4,354,991
Ingersoll-Rand Company Ltd. - Class A (b)		92,510	4,748,538
			9,103,529

Media 2.28%
Viacom Inc. - Class B (a)		96,070	4,315,464

Metals & Mining 9.94%
Alcan Inc. (b)		47,000	4,077,720
Alcoa Inc.		203,960	8,419,469
Worthington Industries, Inc.		300,910	6,352,210
			18,849,399

Oil & Gas 8.89%
Alpha Natural Resources, Inc. (a)		151,230	2,914,202
Apache Corp.		42,280	3,414,110
Chesapeake Energy Corp.		61,110	2,130,295
ConocoPhillips		47,080	3,645,404
Marathon Oil Corp.		38,500	4,766,685
			16,870,696

Pharmaceuticals 6.44%
Abbott Laboratories		74,580	4,202,583
Bristol-Myers Squibb Co.		45,000	1,363,950
Johnson & Johnson		30,710	1,943,022
Pfizer Inc.		171,510	4,714,810
			12,224,365

Specialty Retail 5.81%
Christopher & Banks Corp.		283,000	5,345,870
The Gap, Inc.		241,290	4,468,691
Limited Brands, Inc.		46,270	1,214,587
			11,029,148

Textiles, Apparel & Luxury Goods 1.14%
Kellwood Co.		75,000	2,160,750

TOTAL COMMON STOCKS (Cost $155,860,107)			179,366,640

		Contracts
PUT OPTIONS PURCHASED 0.80%
Standard & Poor's 500 Index:
Expiration: June, 2008, Exercise Price: $1,450.00		200	850,000
Standard & Poor's 500 Index:
Expiration: December, 2008, Exercise Price: $1,500.00		100	662,000

TOTAL PUT OPTIONS PURCHASED (Cost $2,006,200)			1,512,000

		Shares
SHORT TERM INVESTMENTS 9.23%
Investment Companies
The AIM STIT-Treasury Portfolio - Institutional Class		8,759,840	8,759,840
Fidelity Institutional Government Portfolio - Class I		8,759,840	8,759,840

TOTAL SHORT TERM INVESTMENTS (Cost $17,519,680)			17,519,680

Total Investments (Cost $175,385,987) 104.59%			198,398,320
Liabilities in Excess of Other Assets (4.59)%			(8,707,331)
TOTAL NET ASSETS 100.00%			$189,690,989

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security

The cost basis of investments for federal income tax purposes at May 31, 2007 was as follows*:

Cost of investments			$ 175,385,987
Premiums received on options written			3,284,847
Gross unrealized appreciation			27,214,056
Gross unrealized depreciation			(8,404,354)
Net unrealized appreciation			$ 18,809,702

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial
Statements section in the Fund’s most recent semi-annual or annual report.

Snow Capital Opportunity Fund
Schedule of Options Written
May 31, 2007 (Unaudited)

		Contracts	Value
CALL OPTIONS
Abbott Laboratories:
Expiration: August, 2007, Exercise Price: $55.00		200	$59,000
Expiration: November, 2007, Exercise Price: $60.00		198	35,640
Expiration: January, 2008, Exercise Price: $65.00		150	15,750
			110,390
Agilent Technologies, Inc.:
Expiration: August, 2007, Exercise Price: $35.00		250	102,500
Expiration: November, 2007, Exercise Price: $37.50		200	67,000
Expiration: November, 2007, Exercise Price: $40.00		200	40,300
			209,800
Agrium Inc.:
Expiration: July, 2007, Exercise Price: $35.00		100	43,500
Expiration: July, 2007, Exercise Price: $40.00		150	19,125
Expiration: October, 2007, Exercise Price: $45.00		250	35,000
			97,625
Alcan Inc.:
Expiration: September, 2007, Exercise Price: $55.00		150	488,250
Expiration: September, 2007, Exercise Price: $60.00		170	470,050
Expiration: January, 2008, Exercise Price: $60.00		150	421,500
			1,379,800
Alcoa Inc.:
Expiration: July, 2007, Exercise Price: $32.50		200	184,000
Expiration: July, 2007, Exercise Price: $35.00		500	355,000
Expiration: October, 2007, Exercise Price: $35.00		100	76,000
Expiration: October, 2007, Exercise Price: $37.50		150	93,000
Expiration: January, 2008, Exercise Price: $40.00		200	102,000
Expiration: January, 2008, Exercise Price: $42.50		300	115,500
Expiration: January, 2008, Exercise Price: $45.00		300	79,500
			1,005,000
Alpha Natural Resources, Inc.:
Expiration: September, 2007, Exercise Price: $17.50		300	87,000
American International Group, Inc.:
Expiration: August, 2007, Exercise Price: $70.00		188	71,440
Expiration: January, 2008, Exercise Price: $75.00		200	62,000
			133,440
Apache Corp.
Expiration: October, 2007, Exercise Price: $85.00		200	80,000
Avnet, Inc.
Expiration: August, 2007, Exercise Price: $40.00		525	257,250
Bank of America Corp.:
Expiration: January, 2008, Exercise Price: $55.00		200	20,000
BJ Services Co.:
Expiration: July, 2007, Exercise Price: $32.50		66	3,630
Expiration: October, 2007, Exercise Price: $32.50		25	3,375
			7,005
Bristol-Myers Squibb Co.:
Expiration: September, 2007, Exercise Price: $30.00		450	87,750
Christopher & Banks Corp.:
Expiration: June, 2007, Exercise Price: $20.00		300	6,000
Expiration: September, 2007, Exercise Price: $20.00		250	25,625
Expiration: September, 2007, Exercise Price: $22.50		250	8,125
Expiration: December, 2007, Exercise Price: $17.50		500	145,000
			184,750
Cisco Systems, Inc.:
Expiration: July, 2007, Exercise Price: $27.50		200	13,000
Expiration: July, 2007, Exercise Price: $30.00		150	1,500
Expiration: October, 2007, Exercise Price: $30.00		100	7,000
			21,500
ConocoPhillips:
Expiration: November, 2007, Exercise Price: $75.00		100	70,000
Deere & Co.:
Expiration: September, 2007, Exercise Price: $120.00		180	162,000
Expiration: September, 2007, Exercise Price: $125.00		80	53,600
Expiration: September, 2007, Exercise Price: $130.00		100	47,000
			262,600
Echelon Corp.:
Expiration: November, 2007, Exercise Price: $15.00		240	88,800
Expiration: November, 2007, Exercise Price: $17.50		54	13,770
			102,570
EI Du Pont de Nemours & Co.:
Expiration: July, 2007, Exercise Price: $55.00		150	5,250
The Gap, Inc.:
Expiration: September, 2007, Exercise Price: $20.00		300	18,000
Expiration: December, 2007, Exercise Price: $20.00		600	60,000
Expiration: January, 2008, Exercise Price: $20.00		400	44,000
			122,000
General Electric Co.:
Expiration: September, 2007, Exercise Price: $37.50		900	128,700
Expiration: September, 2007, Exercise Price: $40.00		100	4,300
Expiration: January, 2008, Exercise Price: $40.00		630	68,670
			201,670
Health Net Inc.:
Expiration: July, 2007, Exercise Price: $55.00		250	92,500
Expiration: October, 2007, Exercise Price: $60.00		400	124,000
			216,500
Ingersoll-Rand Company Ltd. - Class A:
Expiration: June, 2007, Exercise Price: $45.00		200	128,000
Expiration: September, 2007, Exercise Price: $45.00		50	38,000
Expiration: September, 2007, Exercise Price: $47.50		307	178,060
Expiration: December, 2007, Exercise Price: $52.50		200	76,000
Expiration: January, 2008, Exercise Price: $55.00		150	45,375
			465,435
JPMorgan Chase & Co.:
Expiration: September, 2007, Exercise Price: $50.00		250	85,250
Kellwood Co.:
Expiration: December, 2007, Exercise Price: $30.00		200	44,000
Limited Brands, Inc.:
Expiration: November, 2007, Exercise Price: $30.00		462	41,580
Marathon Oil Corp.:
Expiration: July, 2007, Exercise Price: $85.00		100	396,000
Expiration: July, 2007, Exercise Price: $100.00		100	245,000
Expiration: October, 2007, Exercise Price: $120.00		50	57,000
Expiration: January, 2008, Exercise Price: $120.00		100	135,600
			833,600
Nautilus, Inc.:
Expiration: July, 2007, Exercise Price: $20.00		307	768
Expiration: October, 2007, Exercise Price: $17.50		250	3,750
			4,518
Nokia Oyj - ADR:
Expiration: July, 2007, Exercise Price: $25.00		300	82,500
Expiration: October, 2007, Exercise Price: $25.00		500	175,000
			257,500
Pfizer Inc.:
Expiration: December, 2007, Exercise Price: $27.50		200	31,000
Expiration: January, 2008, Exercise Price: $27.50		750	131,250
			162,250
St. Jude Medical, Inc.:
Expiration: July, 2007, Exercise Price: $45.00		150	17,250
Tetra Tech, Inc.:
Expiration: September, 2007, Exercise Price: $20.00		300	87,000
The Travelers Companies, Inc.:
Expiration: October, 2007, Exercise Price: $55.00		250	56,875
Unum Group:
Expiration: September, 2007, Exercise Price: $22.50		27	12,150
Expiration: September, 2007, Exercise Price: $25.00		500	130,000
Expiration: January, 2008, Exercise Price: $25.00		525	173,250
			315,400
Worthington Industries, Inc.:
Expiration: June, 2007, Exercise Price: $20.00		250	31,250
Expiration: September, 2007, Exercise Price: $20.00		820	182,450
Expiration: September, 2007, Exercise Price: $22.50		400	42,000
Expiration: September, 2007, Exercise Price: $25.00		110	4,400
			260,100
XL Capital Ltd. - Class A:
Expiration: October, 2007, Exercise Price: $75.00		164	144,320
Expiration: October, 2007, Exercise Price: $85.00		200	50,500
			194,820

Total Options Written (Premiums received $3,284,847)			$7,487,478

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter ended May 31, 2007 that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By   /s/ Joseph Neuberger
           Joseph Neuberger, President and Treasurer

Date   7/23/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By  /s/ Joseph Neuberger
            Joseph Neuberger, President and Treasurer

Date   7/23/07